CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2020
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.           CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1           Adoption of new or amended IFRSs

The following amendments to standards have been adopted by the Company for the first time for the financial year beginning on 1 January 2019.

IFRS 16 Lease

IFRS 16 will result in almost all leases being recognized on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not be significantly changed. The standard will affect primarily the accounting for Company’s operating leases.

Management has just commenced its assessment and have not yet determined to what extent its commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Company’s profit and classification of cash flows.

The Company adopted IFRS 16 Leases retrospectively from January 1, 2019. In accordance with the transitional provision under IFRS 16, the Company applied the simplified transition approach, and all right-of-use assets were measured at the amount of the lease liabilities on adoption (adjusted for any prepaid or accrued lease expenses). Comparative figures for the 2018 financial year have not been restated.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 5.75% (Note 21).

RMB’000

Operating lease commitments disclosed as at December 31, 2018	19,695
Discounted using weighted average incremental borrowing rate of 5.75%	15,496
Lease liabilities recognized as at January 1, 2019	19,380

The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Group. Of these, the following developments are relevant to the Group’s financial statements:

(i) Amendments to IFRS3, Definition of a Business

(ii) Amendments to the Conceptual Framework for Financial Reporting, Amendments to references to the Conceptual Framework in IFRS Standards

(iii) Amendments to IAS1 and IAS8, Definition of Material

(iv) Amendments to IFRS7, IAS39 and IFRS9, Interest Rate Benchmark Reform (Phase 1)

The application of the above new and amendments to IFRSs in the current year has had no material effect on the Group’s financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements. All right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position as at December 31, 2018. The impact on transition of IFRS 16 is summarized as below:

January 1, 2019
RMB’000
Right-of-use assets	17,266
Lease liability	(19,380)
Retained earnings	2,114

3.2        Accounting standards issued but not yet effective

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2020 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

IFRS 17 Insurance Contracts (3)

Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (4)

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (1)

Amendments to IFRS 3 Reference to the Conceptual Framework (2)

Amendments to IAS 16 Property, Plant and Equipment—Proceeds before Intended Use (2)

Amendments to IAS 37 Onerous Contracts—Cost of Fulfilling a Contract (2)

Amendments to IAS 1 Classification of Liabilities as Current or Non-current (3)

Amendments to IFRS 4 Extension of the Temporary Exemption from Applying

IFRS 9 (3)

Annual Improvements to IFRS Standards 2018-2020 Cycle Amendments to IFRS 1 First-time Adoption of

International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture (2)

1. Effective for annual periods beginning on or after January 1, 2021

2. Effective for annual periods beginning on or after January 1, 2022

3. Effective for annual periods beginning on or after January 1, 2023

4. The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.